Investment Strategy - T. Rowe Price Floating Rate Fund	Jul. 25, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in floating rate loans and floating rate debt securities. Any derivatives that provide exposure to the investment focus suggested by the fund’s name, or to one or more market risk factors associated with the investment focus suggested by the fund’s name, are counted (as applicable) toward compliance with the fund’s 80% investment policy.

Floating rate loans represent amounts borrowed by companies or other entities from banks and other lenders. Most, if not all, of the loans in which the fund invests are rated below investment grade (below BBB, or an equivalent rating) or are not rated by credit rating agencies (commonly referred to as “high yield” or “junk” bonds). The loans in which the fund invests may be referred to as “leveraged loans” because the borrowing companies often have significantly more debt than equity.

The loans held by the fund may be senior or subordinate obligations of the borrower, although the fund normally invests the majority of its assets in senior floating rate loans. In the event of bankruptcy, holders of senior floating rate loans are typically paid (to the extent assets are available) before other creditors of the borrower, such as bondholders and stockholders. Holders of subordinate loans may be paid after more senior bondholders. Loans may or may not be secured by collateral. There is no limit on the fund’s investments in unsecured loans or in companies involved in bankruptcy proceedings, reorganizations, or financial restructurings.

In addition to the fund’s investments in loans, the fund may invest in a variety of debt securities, such as government and agency debt obligations, and investment-grade and high yield corporate bonds. The fund may invest up to 20% of its net assets in fixed rate debt instruments.

Most assets are typically invested in U.S. dollar-denominated floating rate loans and debt instruments, including U.S. dollar-denominated bonds or loans of foreign issuers or lenders. The fund may also invest up to 20% of its total assets in non-U.S. dollar-denominated investments.

Strategy Portfolio Concentration [Text]	The fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in floating rate loans and floating rate debt securities.